Annual Fund Operating Expenses - First Trust Tactical High Yield ETF - First Trust Tactical High Yield ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%	[1]
Total Annual Fund Operating Expenses	1.01%

[1]	Other Expenses include margin interest expense and interest on investments sold short.